Related Party, Participant Loans and Party-in-Interest Transactions (Additional Information) (Details) - EBP 004 [Member] - EBP, Trustee [Member] - EBP, Employer, Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchase investment transaction	$ 17,857,843	$ 12,725,293
Number of sales shares transaction	27,150,356	14,204,889
Dividend Income recognized on shares	$ 57,833	$ 165,261